Finance income and finance costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Finance income and finance costs
Foreign exchange gain	$ 89	$ 2,426	$ 346	$ 4,949
Interest and similar income	452	254	657	737
Interest income from financial assets at fair value through OCI	0	204	0	513
Other income	0	101	0	142
Finance income	541	2,985	1,003	6,341
Foreign exchange loss	(1,641)	(420)
Foreign exchange loss			2,093	0
Interest and similar expense	655	754	1,327	1,427
Loss recognized on disposal of debt instruments held at fair value through OCI (Note 10)	0	2,370	0	2,370
Other charges	0	27	3	121
Finance costs	$ (986)	$ 2,731	$ 3,423	$ 3,918